Fair Value Measurements (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Open commodity derivative contracts
Summary of open commodity derivative contracts
Asset (Liability) Fair Market Value	$ 9,636	$ 3,989
Open commodity derivative contracts | Oct. - Dec. 2013
Summary of open commodity derivative contracts
Asset (Liability) Fair Market Value	(4,205)
Open commodity derivative contracts | 2014
Summary of open commodity derivative contracts
Asset (Liability) Fair Market Value	(7,532)
Open commodity derivative contracts | 2015
Summary of open commodity derivative contracts
Asset (Liability) Fair Market Value	2,101
Commodity derivative contracts with floor price | Oct. - Dec. 2013
Summary of open commodity derivative contracts
Average Daily Volume	150
Weighted-Average Floor Price	75.00
Commodity derivative contracts with cap price | Oct. - Dec. 2013
Summary of open commodity derivative contracts
Average Daily Volume	150
Weighted-Average Cap Price	105.95
Commodity derivative contracts with swap price | Oct. - Dec. 2013
Summary of open commodity derivative contracts
Average Daily Volume	7,000
Weighted-Average Swap Price	95.01
Commodity derivative contracts with swap price | 2014
Summary of open commodity derivative contracts
Average Daily Volume	7,950	4,950
Weighted-Average Swap Price	92.67	92.65
Commodity derivative contracts with swap price | 2015
Summary of open commodity derivative contracts
Average Daily Volume	1,300	800
Weighted-Average Swap Price	93.18	94.86
Midland-Cushing basis differential swaps | Oct. - Dec. 2013
Summary of open commodity derivative contracts
Fair value of derivative liability	$ 300
Midland-Cushing basis differential swaps | Fourth quarter of 2013
Summary of open commodity derivative contracts
Average Daily Volume	5,000
Weighted-Average Swap Price	1.20